Other reserves, derivative warrant liabilities, and earnouts liabilities - Warrant reserve (Details) - USD ($)		12 Months Ended
	Nov. 19, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuance of other instruments		$ 1,886,000
Number of shares eligible to subscribe to.					17,433,333
Exercise price of warrant		$ 11.5			$ 11.5
Par value per share	$ 0.0025	$ 0.0001
Proceeds from issuing shares		$ 2,564,000	$ 789,462	$ 60,787,038
Pre-funded warrants
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuance of other instruments	$ 1,636,000
Number of warrants issued.	341,545
Exercise price of warrant	$ 4.79
Proceeds from issuing shares		$ 250,000
Pre-funded warrants | Class A Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Number of shares eligible to subscribe to.	341,545
Par value per share	$ 0.0025